Cover page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity File Number	001-39255
Entity Registrant Name	International General Insurance Holdings Ltd.
Amendment Flag	false
Entity Central Index Key	0001794338
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31